Going concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (360,916)	$ 11,990	$ (591,529)	$ (287,710)	$ 757,381	$ (3,169,525)
Accumulated deficits	(2,411,286)		(2,411,286)		(1,819,757)	$ (2,577,138)
Working capital	$ (9,928,099)		$ (9,928,099)		$ 8,079,248